Employee benefits (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payment relating to the PPP provisioned	$ 557
Provision relating to PPP	270	$ 247
Payment relating to the PRL provisioned	134
Provision relating to PLR	67	65
Temination benefits	$ 11,745		$ 11,688
Description of installments	As of June 30, 2023, from the balance of US$ 167, US$ 30 refers to the second installment of 565 retired employees and US$137 refers to 1,225 employees enrolled in voluntary severance programs with expected termination by September 2025.
P P 1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 451	1,689
Financial commitment	1,339
P P 2 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 102	$ 1